UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nokomis Capital, L.L.C.
Address: 2305 Cedar Springs Road
         Suite 420
         Dallas, Texas  75201

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brett Hendrickson
Title:     Managing Member
Phone:     972.590.4100

Signature, Place, and Date of Signing:

 /s/ Brett Hendrickson     Dallas, Texas/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $125,978 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE HEALTHCARE SRVCS IN   COM NEW          018606202      929   737647 SH       SOLE                   737647
ALPHA & OMEGA SEMICONDUCTOR    SHS              G6331P104     1912   261601 SH       SOLE                   261601
API TECHNOLOGIES CORP          COM NEW          00187E203     1923   604571 SH       SOLE                   604571
APPLE INC                      COM              037833100     3187     7870 SH       SOLE                     7870
BOFI HLDG INC                  COM              05566U108     3493   214935 SH       SOLE                   214935
CARMIKE CINEMAS INC            COM              143436400     1051   152819 SH       SOLE                   152819
DISH NETWORK CORP              CL A             25470M109     2039    71600 SH  CALL SOLE                    71600
DORAL FINL CORP                COM NEW          25811P886     2677  2800430 SH       SOLE                  2800430
EARTHLINK INC                  COM              270321102     6576  1021068 SH       SOLE                  1021068
ECHOSTAR CORP                  CL A             278768106     4406   210414 SH       SOLE                   210414
EVOLUTION PETROLEUM CORP       COM              30049A107     7695   955879 SH       SOLE                   955879
EXTREME NETWORKS INC           COM              30226D106     4507  1543651 SH       SOLE                  1543651
FINISH LINE INC                CL A             317923100     2353   122017 SH       SOLE                   122017
HALOZYME THERAPEUTICS INC      COM              40637H109     1364   143456 SH       SOLE                   143456
HELMERICH & PAYNE INC          COM              423452101     3151    54000 SH       SOLE                    54000
HOUSTON AMERN ENERGY CORP      COM              44183U100     2129   174638 SH       SOLE                   174638
IMPERIAL SUGAR CO NEW          COM NEW          453096208      145    40600 SH  PUT  SOLE                    40600
INTEGRATED SILICON SOLUTION    COM              45812P107      935   102257 SH       SOLE                   102257
INTEVAC INC                    COM              461148108     1591   215021 SH       SOLE                   215021
ISHARES TR                     FTSE CHINA25 IDX 464287184      718    20600 SH  PUT  SOLE                    20600
KOHLS CORP                     COM              500255104     3542    71782 SH       SOLE                    71782
KRATON PERFORMANCE POLYMERS    COM              50077C106     4272   210452 SH       SOLE                   210452
KRATOS DEFENSE & SEC SOLUTIO   COM NEW          50077B207     1923   322038 SH       SOLE                   322038
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     2163    42060 SH       SOLE                    42060
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     1301    52660 SH       SOLE                    52660
METALICO INC                   COM              591176102     1860   565256 SH       SOLE                   565256
MICROSOFT CORP                 COM              594918104     2060    79340 SH       SOLE                    79340
MIPS TECHNOLOGIES INC          COM              604567107     2107   472371 SH       SOLE                   472371
MULTIMEDIA GAMES HLDG CO INC   COM              625453105     1899   239160 SH       SOLE                   239160
PENDRELL CORP                  COM              70686R104     4805  1877065 SH       SOLE                  1877065
PERION NETWORK LTD             SHS              M78673106     1112   281562 SH       SOLE                   281562
PIONEER DRILLING CO            COM              723655106     2121   219131 SH       SOLE                   219131
PREMIER EXIBITIONS INC         COM              74051E102      925   377578 SH       SOLE                   377578
PRIMUS TELECOMMUNICATIONS GR   COM              741929301     1281   101188 SH       SOLE                   101188
SEAGATE TECHNOLOGY PLC         SHS              G7945M107     4626   282100 SH       SOLE                   282100
SHOE CARNIVAL INC              COM              824889109     6086   236810 SH       SOLE                   236810
SPDR GOLD TRUST                GOLD SHS         78463V107      479     3152 SH       SOLE                     3152
SPDR S&P 500 ETF TR            TR UNIT          78462F103    19176   152800 SH  PUT  SOLE                   152800
UNITED STATES OIL FUND LP      UNITS            91232N108     2016    52900 SH  PUT  SOLE                    52900
VENOCO INC                     COM              92275P307     4203   620802 SH       SOLE                   620802
VIEWPOINT FINL GROUP INC MD    COM              92672A101     2846   218768 SH       SOLE                   218768
XYRATEX LTD                    COM              G98268108     2394   179747 SH       SOLE                   179747
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